Inventories, Net	12 Months Ended
Oct. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 — INVENTORIES, NET

Inventory comprised of the following:

	October 31, 2024	October 31, 2023
Raw materials	22,606	36,740
Goods shipped to customer	1,914	—
Finished goods	46,966	59,130
Inventories, net	71,486	95,870

The Company write off inventory $15,955 and $1,231 for the years ended October 31, 2024 and 2023, respectively, due to expiration and obsoletion.